Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis	Dec. 31, 2021 USD ($)
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 230,021,238
Liabilities:
Warrant liability – Public Warrants	7,585,400
Level 3 [Member]
Liabilities:
Warrant liability – Private Placement Warrants	$ 10,920,000